FINANCIAL INSTRUMENTS - Fair Value of Financial Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total financial assets	$ 6,957	$ 3,528
Capital securities	3,385	4,165
Total financial liabilities	72,738	45,869
Level 3
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total financial assets		533	$ 1,605
Total financial liabilities		836	$ 821
Fair value
Disclosure of maturity analysis for derivative financial liabilities [line items]
Participating Loan Interests, Fair Value Disclosure	268	209
Securities designated as FVTPL	239	174
Investments in equity instruments designated at fair value through other comprehensive income	260	150
Derivative assets	247	85
Total financial assets	1,014	618
Capital securities	813	813
Derivative financial liabilities	340	559
Loan payable	24	23
Total financial liabilities	1,177	1,395
Fair value | Level 1
Disclosure of maturity analysis for derivative financial liabilities [line items]
Participating Loan Interests, Fair Value Disclosure	0	0
Securities designated as FVTPL	0	0
Investments in equity instruments designated at fair value through other comprehensive income	0	0
Derivative assets	0	0
Total financial assets	0	0
Capital securities	0	0
Derivative financial liabilities	0	0
Loan payable	0	0
Total financial liabilities	0	0
Fair value | Level 2
Disclosure of maturity analysis for derivative financial liabilities [line items]
Participating Loan Interests, Fair Value Disclosure	0	0
Securities designated as FVTPL	0	0
Investments in equity instruments designated at fair value through other comprehensive income	0	0
Derivative assets	247	85
Total financial assets	247	85
Capital securities	0	0
Derivative financial liabilities	340	559
Loan payable	0	0
Total financial liabilities	340	559
Fair value | Level 3
Disclosure of maturity analysis for derivative financial liabilities [line items]
Participating Loan Interests, Fair Value Disclosure	268	209
Securities designated as FVTPL	239	174
Investments in equity instruments designated at fair value through other comprehensive income	260	150
Derivative assets	0	0
Total financial assets	767	533
Capital securities	813	813
Derivative financial liabilities	0	0
Loan payable	24	23
Total financial liabilities	$ 837	$ 836